Other Payables and Accruals - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Accruals and other payables	$ 14,221	$ 14,714	$ 11,748
Consideration payable on acquisition of subsidiaries	3,195
Contract liabilities	1,462	2,190	81
Lease liabilities	382
Total	$ 19,260	$ 16,904	$ 11,829